Capital structure and financing, Capital Raising Transaction Costs (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) [1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Capital structure and financing [Abstract]
Capital raising transaction costs recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income	$ 20,921	$ 31,584	$ 24,746	$ 0
Finance income recognised in the Consolidated Statements of Profit or Loss and Other Comprehensive Income		(538)	0	0
Capital raising transaction costs		31,046	24,746	0
Capital raising transaction costs recognized in trade payables		22,938	541	0
Capital raising transaction costs recognized in accruals		1,448	5,716	0
Capital raising transaction costs recognized in provisions		0	9,459	0
Capital raising transaction costs recognized in the operating cash flow	$ 7,758	11,712	9,030	0
Capital raising transaction costs in equity		$ 10,654	$ 0	$ 0

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars